Employee benefit	6 Months Ended
Jun. 30, 2023
Disclosure of information about defined benefit plans [abstract]
Employee benefit	Employee benefit
Defined benefit obligation

(in thousands of euro)	June 30, 2023	December 31, 2022

Allowance for retirement defined benefit	2,159	2,184
Allowance for seniority awards	373	366
Defined benefit obligations	2,532	2,550
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2022	2,976

Service cost	427
Interest costs	(62)
Actuarial (gain) / loss	(790)

As of December 31, 2022	2,550

Service cost	100
Interest costs	(17)
Actuarial (gain) / loss	(101)

As of June 30, 2023	2,532
Discount rates used by the Company to evaluate retirement benefits were based on iBoxx Corporate AA. It was 3.60% and 3.75% as of June 30, 2023 and December 31, 2022, respectively.
In addition, the impact of the 2023 pension reform (including the raising of the retirement age) has been recognized as a plan amendment within the meaning of IAS 19, recognized in the income statement and balance sheet with no material impact at June 30, 2023.